Consolidated Balance Sheet (Parentheticals) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued	2,181,763	1,951,868
Common stock, no par value (in Dollars per share)	$ 0	$ 0
Treasury stock, shares	189,530	189,530